Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Employee Benefit Plan [Abstract]
Employee Benefit Plans
18.	Employee Benefit Plans

Nucor makes contributions to a Profit Sharing and Retirement Savings Plan for qualified employees based on the profitability of the Company. Nucor’s expense for these benefits totaled $110.1 million in 2014 ($71.7 million in 2013 and $77.7 million in 2012). The related liability for these benefits is included in salaries, wages and related accruals.

Nucor also has a medical plan covering certain eligible early retirees. The unfunded obligation, included in deferred credits and other liabilities in the consolidated balance sheets, totaled $14.1 million at December 31, 2014 ($9.9 million at December 31, 2013). The benefit associated with this early retiree medical plan totaled $0.6 million in 2014 (benefits of $0.6 million and $1.9 million in 2013 and 2012, respectively).

The discount rate used was 3.8% in 2014 (4.6% in 2013 and 3.7% in 2012). The health care cost increase trend rate used was 6.5% in 2014 (6.6% in both 2013 and 2012). The health care cost increase in the trend rate is projected to decline gradually to 4.5% by 2027.